Summary of Significant Accounting Policies (Details)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2019	Sep. 30, 2023 USD ($) segment	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 USD ($) shares	Apr. 19, 2023 USD ($)	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of operating segments | segment					2		2
Website development cost	$ 46,500
Impairment of long-lived assets		$ 0	$ 0		$ 0	$ 0
Requisite period (in years)					3 years		3 years
Expiration period					10 years		10 years
Option vesting rights					25%		25%
Dividend yield					0.00%	0.00%	0.00%	0.00%
Expected life					4 years	4 years	4 years
Volatility rate					94.00%	87.00%
Volatility rate minimum							84.00%	84.00%
Volatility rate maximum							87.00%	87.00%
Risk-free interest rate					3.48%
Risk free interest rate, minimum						1.12%	1.12%	0.27%
Risk free interest rate, maximum						3.23%	4.51%	1.13%
Foreign currency transaction gain (loss)		(3,046)	(12,613)		$ 310	$ (26,006)	$ (30,549)	$ (39,361)
Income tax benefit					(1,161,197)	(1,154,935)	(1,154,935)	(864,742)
Interest and penalties		0	$ 0		0	$ 0	0	0
Unrecognized Tax Benefits		0			0		$ 0	$ 0
Number of options issued | shares							55,730	32,925
Convertible debt fair value		2,916,463			2,916,463
Convertible Debt
Finite-Lived Intangible Assets [Line Items]
Debt instrument, face amount		3,000,000			3,000,000					$ 20,000,000
Convertible debt fair value		$ 2,916,463			$ 2,916,463				$ 3,304,000
Warrants
Finite-Lived Intangible Assets [Line Items]
DO NOT USE FOR WARRANTS Expired (in shares) | shares							(221,205)	(160,225)
Termination benefits
Finite-Lived Intangible Assets [Line Items]
Expiration period					3 months		3 months
Directors
Finite-Lived Intangible Assets [Line Items]
Requisite period (in years)					1 year		1 year
Website development
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life				3 years
Intangible, amortization expense							$ 7,750	$ 15,500
Intangible, accumulated amortization							$ 46,500	$ 38,750